Significant Accounting Policies - Depreciation (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Vessel
Depreciation
Estimated scrap rate	$ 300
Containerships
Depreciation
Estimated useful life from the year built	30 years
Drybulk Vessels
Depreciation
Estimated useful life from the year built	25 years